TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before taxes on income, as reported in the statements of income	$ 12,238	$ 5,728	$ 6,347
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical taxes on income	3,018	1,375	1,587
Increase (decrease) in taxes resulting from:
Effect of different tax rates	120	75	106
Utilization of carryforward tax losses for which valuation allowance was provided	(2,690)	(66)	(186)
Non-deductible expenses and tax exempt income	702	68	(302)
Taxes in respect of previous years	35	21	236
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,206)	(2,040)	(1,471)
Losses and temporary differences for which valuation allowance was provided	421	244	172
Others	35	93	35
Taxes on income, as reported in the statements of operations	$ 435	$ (230)	$ 177